Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Incurred advertising costs (in Dollars)	$ 3,122	$ 1,444	$ 539
Translation adjustments (in Dollars)	(106,091)	9,504	(15,228)
Cumulative translation adjustment (in Dollars)	$ (6,518)	$ (2,644)	$ (4,268)
MOP [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	8.09
MOP [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	8.03
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	7.85
Maximum [Member] | MOP [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1.03
Maximum [Member] | MOP [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation				8
Maximum [Member] | MOP [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		8.05
Maximum [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	7.79	7.82		7.77
Minimum [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1
Minimum [Member] | USD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1		1
Minimum [Member] | USD [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation				1
Minimum [Member] | USD [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1